Operating profit - Restructuring costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring programmes
Total charge	$ 1,283	$ 251	$ 347
Severance costs
Restructuring programmes
Total charge	217	26	137
Accelerated depreciation and impairment
Restructuring programmes
Total charge	371	17
Reversal of provisions for cost of restructuring			(67)
Other restructuring
Restructuring programmes
Total charge	695	208	277
Impairment of property, plant and equipment
Restructuring programmes
Total charge	343
Impairment of software intangible assets
Restructuring programmes
Total charge	16
Post Alexion Acquisition Group Review restructuring programme
Restructuring programmes
Total charge	1,030
Cost of sales
Restructuring programmes
Total charge	722	53	73
Cost of sales | De-prioritisation of various development projects
Restructuring programmes
Total charge	81
Cost of sales | Renegotiation of manufacturing capacity agreements with third parties
Restructuring programmes
Total charge	144
Cost of sales | Rationalisation of manufacturing capacity and footprint
Restructuring programmes
Total charge	449
Research and development expense
Restructuring programmes
Total charge	223	35	101
Research and development expense | De-prioritisation of various development projects
Restructuring programmes
Total charge	161
Selling, general and administrative costs
Restructuring programmes
Total charge	338	162	$ 173
Selling, general and administrative costs | Severance payments and associated costs of compensating Alexion employees
Restructuring programmes
Total charge	$ 98
Other operating income and expense
Restructuring programmes
Total charge		$ 1